FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     December 31, 2012"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska January 18, 2013"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     21

"Form 13F Information Table Value Total:     $ 310,457 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 			VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS			CUSIP	 	(X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED

 556 	ISHARES MSCI CANADA	COM	464286509	 556 	 19,590 	 SOLE 	 N/A 	 19,590
13,084 	iSHARES S&P100		COM	464287101	 13,084 202,262 	 SOLE 	 N/A 	 202,262
 8,946 	ISHARES TIPS ETF	COM	464287176	 8,946 	 73,686 	 SOLE 	 N/A 	 73,686
 2,056 	ISHARES S&P 500		COM	464287200	 2,056 	 14,364 	 SOLE 	 N/A 	 14,364
 10,586 ISHARES MSCI EAFE	COM	464287465	 10,586 186,190 	 SOLE 	 N/A 	 186,190
 37,401 ISHARES S&P MIDCAP	COM	464287507	 37,401 367,763 	 SOLE 	 N/A 	 367,763
 418 	ISHARES RUSSELL 2000	COM	464287655	 418 	 4,960 	 	 SOLE 	 N/A 	 4,960
 14,536 ISHARES S&P SMCAP	COM	464287804	 14,536 186,122 	 SOLE 	 N/A 	 186,122
 5,771 	ISHARES 1-3 CR		COM	464288646	 5,771 	 54,712 	 SOLE 	 N/A 	 54,712
 1,596 	SCHWAB US BROAD MKT	COM	808524102	 1,596 	 46,406 	 SOLE 	 N/A 	 46,406
 504 	SCHWAB INTL EQUITY	COM	808524805	 504 	 18,613 	 SOLE 	 N/A 	 18,613
 457 	SCHWAB US AGG BOND	COM	808524839	 457 	 8,736 	 	 SOLE 	 N/A 	 8,736
 4,710 	ETRACS BB CMCI ETN	COM	902641778	 4,710  213,520 	 SOLE 	 N/A 	 213,520
 32,895 VNGD BOND MKT		COM	921937835	 32,895 391,470 	 SOLE 	 N/A 	 391,470
 51,432 VNGD EAFE		COM	921943858	 51,432 1,459,895 	 SOLE 	 N/A 	 1,459,895
 34,135 VNGD EMG MARKET		COM	922042858	 34,135 766,584 	 SOLE 	 N/A 	 766,584
 33,838 VNGD REIT ETF		COM	922908553	 33,838 514,268 	 SOLE 	 N/A 	 514,268
 3,950 	VNGD LARGE-CAP		COM	922908637	 3,950 	 60,634 	 SOLE 	 N/A 	 60,634
 2,966 	IPATH BETA CMDTY	COM	06740P114	 2,966 	 66,485 	 SOLE 	 N/A 	 66,485
 44,128 SPDR S&P 500 ETF	COM	78462F103	 44,128 309,872 	 SOLE 	 N/A 	 309,872
 6,492 	SPDR INT'L		COM	78464A516	 6,492 	 106,421 	 SOLE 	 N/A 	 106,421
				 			310,457